Cover	Dec. 14, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 14, 2021
Entity File Number	001-39506
Entity Registrant Name	BROADSTONE ACQUISITION CORP.
Entity Central Index Key	0001815805
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7 Portman Mews South
Entity Address, Address Line Two	Marylebone
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	W1H 6AY
City Area Code	44 (0)
Local Phone Number	207 725 0800
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	BSN.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001
Trading Symbol	BSN
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	BSN WS
Security Exchange Name	NYSE